Quarterly Holdings Report
for
Fidelity Advisor® Strategic Income Fund
September 30, 2023
SI-NPRT3-1123
1.808792.119
Corporate Bonds - 32.4%
		Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp. 3.375% 8/15/26		22,568	13,563

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/27 (b)		2,755	4,493

TOTAL CONVERTIBLE BONDS			18,056
Nonconvertible Bonds - 32.3%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.0%
Altice France SA:
5.125% 7/15/29(c)		33,195	23,539
5.5% 1/15/28(c)		8,295	6,363
5.5% 10/15/29(c)		28,170	20,267
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)		20,605	18,047
Frontier Communications Holdings LLC:
5% 5/1/28(c)		11,730	10,015
5.875% 10/15/27(c)		6,300	5,730
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (c)		2,800	2,492
Qwest Corp. 7.25% 9/15/25		955	925
Sable International Finance Ltd. 5.75% 9/7/27 (c)		11,814	10,677
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)		9,200	8,280
Windstream Escrow LLC 7.75% 8/15/28 (c)		6,930	5,508
Zayo Group Holdings, Inc. 4% 3/1/27 (c)		9,545	7,081
			118,924
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (c)		4,175	3,350

Media - 2.2%
Altice Financing SA:
5% 1/15/28(c)		8,025	6,852
5.75% 8/15/29(c)		11,895	9,754
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(c)		10,205	8,124
4.5% 8/15/30(c)		16,805	13,794
4.5% 5/1/32		6,745	5,294
4.75% 3/1/30(c)		51,010	42,820
5% 2/1/28(c)		15,765	14,317
5.375% 6/1/29(c)		34,085	30,581
6.375% 9/1/29(c)		5,815	5,422
Clear Channel International BV 6.625% 8/1/25 (c)		9,800	9,688
CSC Holdings LLC:
4.5% 11/15/31(c)		12,180	8,621
5.375% 2/1/28(c)		11,105	9,041
6.5% 2/1/29(c)		23,985	19,879
DISH DBS Corp. 5.75% 12/1/28 (c)		6,925	5,324
DISH Network Corp. 11.75% 11/15/27 (c)		19,690	19,837
Gannett Holdings LLC 6% 11/1/26 (c)		4,000	3,436
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(c)		7,310	5,874
6.75% 10/15/27(c)		6,107	5,609
Scripps Escrow II, Inc. 3.875% 1/15/29 (c)		1,655	1,245
Sirius XM Radio, Inc.:
3.875% 9/1/31(c)		5,645	4,276
4% 7/15/28(c)		4,890	4,174
5% 8/1/27(c)		4,610	4,211
Townsquare Media, Inc. 6.875% 2/1/26 (c)		1,160	1,095
Univision Communications, Inc.:
4.5% 5/1/29(c)		5,760	4,690
7.375% 6/30/30(c)		18,475	16,884
Videotron Ltd. 5.125% 4/15/27 (c)		7,325	6,931
VZ Secured Financing BV 5% 1/15/32 (c)		11,130	8,743
Ziggo Bond Co. BV 5.125% 2/28/30 (c)		1,130	843
Ziggo BV 4.875% 1/15/30 (c)		4,805	3,914
			281,273
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA 6.5% 3/15/30 (c)		11,675	10,354
Millicom International Cellular SA 4.5% 4/27/31 (c)		1,040	741
Sprint Corp. 7.625% 3/1/26		3,615	3,715
VMED O2 UK Financing I PLC 4.75% 7/15/31 (c)		9,930	8,022
			22,832
TOTAL COMMUNICATION SERVICES			426,379

CONSUMER DISCRETIONARY - 4.6%
Automobile Components - 0.3%
Adient Global Holdings Ltd. 7% 4/15/28 (c)		2,805	2,782
Allison Transmission, Inc. 5.875% 6/1/29 (c)		4,830	4,554
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (c)		5,595	5,462
Dana, Inc. 4.5% 2/15/32		4,150	3,212
Exide Technologies:
11% pay-in-kind(b)(c)(d)(e)		1,280	0
11% pay-in-kind(b)(c)(d)(e)		632	0
Hertz Corp.:
4.625% 12/1/26(c)		2,350	2,083
5% 12/1/29(c)		4,560	3,570
5.5%(b)(c)(d)		6,540	147
6%(b)(c)(d)		5,785	340
6.25%(b)(d)		6,775	8
7.125%(b)(c)(d)		6,315	505
Macquarie AirFinance Holdings 8.125% 3/30/29 (c)		4,100	4,106
Nesco Holdings II, Inc. 5.5% 4/15/29 (c)		7,155	6,279
Tenneco, Inc. 8% 11/17/28 (c)		8,245	6,709
			39,757
Automobiles - 0.2%
Ford Motor Co. 3.25% 2/12/32		12,660	9,756
McLaren Finance PLC 7.5% 8/1/26 (c)		3,860	3,339
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (c)(e)(f)		14,000	14,035
			27,130
Broadline Retail - 0.0%
Angi Group LLC 3.875% 8/15/28 (c)		3,385	2,649

Distributors - 0.0%
Windsor Holdings III, LLC 8.5% 6/15/30 (c)		2,790	2,752

Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (c)		4,235	3,879
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)		5,300	5,146
Service Corp. International 4% 5/15/31		5,750	4,721
Sotheby's 7.375% 10/15/27 (c)		2,970	2,734
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (c)		4,315	3,463
TKC Holdings, Inc. 6.875% 5/15/28 (c)		6,393	5,686
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)		4,750	4,435
			30,064
Hotels, Restaurants & Leisure - 2.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(c)		5,685	5,100
4% 10/15/30(c)		23,490	19,520
4.375% 1/15/28(c)		6,265	5,647
Affinity Gaming LLC 6.875% 12/15/27 (c)		2,520	2,136
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (c)		2,720	2,384
Boyd Gaming Corp. 4.75% 6/15/31 (c)		7,140	6,076
Caesars Entertainment, Inc.:
4.625% 10/15/29(c)		8,375	7,094
6.25% 7/1/25(c)		25,535	25,185
7% 2/15/30(c)		8,450	8,222
8.125% 7/1/27(c)		34,045	34,207
Carnival Corp.:
4% 8/1/28(c)		26,560	23,029
7% 8/15/29(c)		2,830	2,790
7.625% 3/1/26(c)		10,595	10,307
9.875% 8/1/27(c)		10,150	10,596
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (c)		8,655	9,280
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (c)		6,975	6,301
Churchill Downs, Inc. 6.75% 5/1/31 (c)		5,595	5,287
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(c)		11,750	9,958
6.75% 1/15/30(c)		15,885	12,948
Garden SpinCo Corp. 8.625% 7/20/30 (c)		2,545	2,657
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29(c)		3,350	2,897
4% 5/1/31(c)		5,020	4,220
4.875% 1/15/30		11,025	10,034
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		5,210	4,956
Jacobs Entertainment, Inc. 6.75% 2/15/29 (c)		3,955	3,510
McDonald's Corp. 4.25% 3/7/35 (Reg. S)	EUR	17,433	18,310
Melco Resorts Finance Ltd.:
5.25% 4/26/26(c)		5,440	5,046
5.75% 7/21/28(c)		2,710	2,364
Merlin Entertainments PLC 5.75% 6/15/26 (c)		4,580	4,375
MGM Resorts International 4.75% 10/15/28		6,740	5,938
NCL Corp. Ltd. 5.875% 2/15/27 (c)		5,580	5,306
Ontario Gaming GTA LP 8% 8/1/30 (c)		2,925	2,925
Papa John's International, Inc. 3.875% 9/15/29 (c)		2,555	2,109
Premier Entertainment Sub LLC:
5.625% 9/1/29(c)		10,245	7,889
5.875% 9/1/31(c)		5,385	3,971
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(c)		4,165	3,855
7.25% 1/15/30(c)		2,810	2,785
8.25% 1/15/29(c)		12,500	12,967
9.25% 1/15/29(c)		16,510	17,442
11.5% 6/1/25(c)		4,748	5,015
11.625% 8/15/27(c)		5,815	6,310
Scientific Games Corp. 7.5% 9/1/31 (c)		2,745	2,713
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (c)		5,630	4,945
Station Casinos LLC 4.625% 12/1/31 (c)		4,155	3,324
Studio City Finance Ltd. 5% 1/15/29 (c)		3,255	2,438
Vail Resorts, Inc. 6.25% 5/15/25 (c)		3,855	3,834
Voc Escrow Ltd. 5% 2/15/28 (c)		10,470	9,523
Yum! Brands, Inc. 4.625% 1/31/32		5,905	5,116
			372,841
Household Durables - 0.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (c)		4,105	3,360
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (c)		4,370	3,554
Century Communities, Inc. 3.875% 8/15/29 (c)		4,225	3,496
Tempur Sealy International, Inc.:
3.875% 10/15/31(c)		7,360	5,678
4% 4/15/29(c)		7,905	6,598
TopBuild Corp. 3.625% 3/15/29 (c)		3,030	2,581
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		11,770	11,686
TRI Pointe Homes, Inc. 5.7% 6/15/28		8,715	7,997
			44,950
Specialty Retail - 0.5%
Arko Corp. 5.125% 11/15/29 (c)		4,190	3,379
Asbury Automotive Group, Inc.:
4.5% 3/1/28		1,987	1,779
4.625% 11/15/29(c)		4,555	3,912
4.75% 3/1/30		1,980	1,692
5% 2/15/32(c)		4,915	4,072
Bath & Body Works, Inc.:
6.625% 10/1/30(c)		6,650	6,234
6.75% 7/1/36		8,920	7,815
7.5% 6/15/29		5,030	4,969
Carvana Co.:
9% 12/1/28 pay-in-kind(c)(e)		1,752	1,376
9% 6/1/30 pay-in-kind(c)(e)		2,628	2,050
9% 6/1/31 pay-in-kind(c)(e)		3,111	2,435
LBM Acquisition LLC 6.25% 1/15/29 (c)		8,415	6,900
LCM Investments Holdings 8.25% 8/1/31 (c)		3,345	3,249
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28(c)		5,700	4,990
7.75% 2/15/29(c)		4,135	3,853
			58,705
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc.:
4.125% 8/15/31(c)		2,820	2,182
4.25% 3/15/29(c)		4,325	3,578
Kontoor Brands, Inc. 4.125% 11/15/29 (c)		2,420	2,000
			7,760
TOTAL CONSUMER DISCRETIONARY			586,608

CONSUMER STAPLES - 1.1%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)		3,135	2,563

Consumer Staples Distribution & Retail - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(c)		5,285	4,506
4.625% 1/15/27(c)		13,797	13,027
4.875% 2/15/30(c)		23,423	21,105
C&S Group Enterprises LLC 5% 12/15/28 (c)		5,155	3,919
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (c)		4,698	4,693
Performance Food Group, Inc.:
4.25% 8/1/29(c)		3,955	3,416
5.5% 10/15/27(c)		5,345	5,064
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (c)		6,735	6,752
U.S. Foods, Inc. 7.25% 1/15/32 (c)		2,735	2,732
United Natural Foods, Inc. 6.75% 10/15/28 (c)		4,680	3,568
			68,782
Food Products - 0.4%
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (c)		3,790	3,343
Darling Ingredients, Inc. 6% 6/15/30 (c)		6,615	6,263
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(c)		5,575	4,767
4.375% 1/31/32(c)		2,790	2,337
Pilgrim's Pride Corp. 4.25% 4/15/31		4,380	3,655
Post Holdings, Inc.:
4.5% 9/15/31(c)		12,110	10,079
4.625% 4/15/30(c)		6,415	5,493
5.5% 12/15/29(c)		11,940	10,823
5.75% 3/1/27(c)		1,713	1,645
Simmons Foods, Inc. 4.625% 3/1/29 (c)		4,295	3,523
TreeHouse Foods, Inc. 4% 9/1/28		2,250	1,825
			53,753
Household Products - 0.0%
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (c)		4,310	3,497

Personal Care Products - 0.1%
BellRing Brands, Inc. 7% 3/15/30 (c)		6,925	6,819

TOTAL CONSUMER STAPLES			135,414

ENERGY - 4.0%
Energy Equipment & Services - 0.6%
CGG SA 8.75% 4/1/27 (c)		5,895	5,273
Diamond Foreign Asset Co. / Diamond Finance, LLC 8.5% 10/1/30 (c)		2,735	2,735
Jonah Energy Parent LLC 12% 11/5/25 (b)(g)		4,056	4,147
Nabors Industries Ltd.:
7.25% 1/15/26(c)		6,565	6,343
7.5% 1/15/28(c)		5,660	5,233
Noble Finance II LLC 8% 4/15/30 (c)		2,805	2,842
NuStar Logistics LP 6% 6/1/26		7,285	7,068
Seadrill Finance Ltd. 8.375% 8/1/30 (c)		5,560	5,661
Summit Midstream Holdings LLC:
5.75% 4/15/25		3,405	3,184
9% 10/15/26(c)		4,185	4,018
Transocean Titan Finance Ltd. 8.375% 2/1/28 (c)		5,815	5,917
Transocean, Inc.:
7.5% 1/15/26(c)		1,390	1,358
8% 2/1/27(c)		4,185	4,028
8.75% 2/15/30(c)		10,621	10,860
Valaris Ltd. 8.375% 4/30/30 (c)		2,745	2,747
			71,414
Oil, Gas & Consumable Fuels - 3.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(c)		4,305	3,942
5.75% 1/15/28(c)		10,640	10,036
BP Capital Markets BV 4.323% 5/12/35 (Reg. S)	EUR	21,714	22,246
Centennial Resource Production LLC 5.875% 7/1/29 (c)		4,055	3,812
Chesapeake Energy Corp.:
5.875% 2/1/29(c)		3,115	2,931
6.75% 4/15/29(c)		4,415	4,321
7%(b)(d)		3,985	0
8%(b)(d)		1,240	0
8%(b)(d)		1,955	0
Citgo Petroleum Corp.:
6.375% 6/15/26(c)		4,665	4,607
7% 6/15/25(c)		13,580	13,378
8.375% 1/15/29(c)		12,030	12,014
CNX Midstream Partners LP 4.75% 4/15/30 (c)		2,970	2,472
CNX Resources Corp.:
6% 1/15/29(c)		3,200	2,990
7.375% 1/15/31(c)		2,885	2,828
Comstock Resources, Inc.:
5.875% 1/15/30(c)		15,170	13,132
6.75% 3/1/29(c)		8,110	7,460
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (c)		12,715	11,270
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(c)		11,025	10,567
5.75% 4/1/25		2,960	2,912
6% 2/1/29(c)		23,985	23,153
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (c)		2,450	2,296
CVR Energy, Inc.:
5.25% 2/15/25(c)		9,740	9,502
5.75% 2/15/28(c)		24,505	22,177
DT Midstream, Inc.:
4.125% 6/15/29(c)		4,285	3,707
4.375% 6/15/31(c)		4,285	3,603
EG Global Finance PLC:
6.75% 2/7/25(c)		2,585	2,540
8.5% 10/30/25(c)		11,535	11,391
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (c)		10,149	9,793
Energy Transfer LP 5.5% 6/1/27		12,065	11,862
EnLink Midstream LLC 6.5% 9/1/30 (c)		8,635	8,376
Hess Midstream Partners LP:
4.25% 2/15/30(c)		4,590	3,870
5.125% 6/15/28(c)		6,600	6,071
5.5% 10/15/30(c)		2,775	2,522
5.625% 2/15/26(c)		9,140	8,832
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (c)		7,130	6,686
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28(c)		4,350	4,002
6.375% 4/15/27(c)		2,780	2,729
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (c)		6,965	7,026
MEG Energy Corp. 7.125% 2/1/27 (c)		6,490	6,580
Mesquite Energy, Inc. 7.25% (b)(c)(d)		12,834	0
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		4,155	3,746
5.625% 5/1/27		3,665	3,534
New Fortress Energy, Inc.:
6.5% 9/30/26(c)		11,785	10,851
6.75% 9/15/25(c)		12,840	12,257
NGPL PipeCo LLC 4.875% 8/15/27 (c)		1,800	1,699
Northern Oil & Gas, Inc. 8.75% 6/15/31 (c)		2,795	2,816
Occidental Petroleum Corp. 7.2% 3/15/29		2,440	2,514
Parkland Corp.:
4.5% 10/1/29(c)		4,420	3,785
4.625% 5/1/30(c)		5,540	4,723
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		15,760	14,864
7.875% 9/15/30(c)		4,120	4,103
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (c)		4,090	4,100
SM Energy Co.:
5.625% 6/1/25		4,400	4,306
6.625% 1/15/27		12,830	12,573
6.75% 9/15/26		3,175	3,117
Southwestern Energy Co.:
5.375% 3/15/30		5,630	5,129
5.7% 1/23/25(h)		149	147
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		5,515	4,840
4.5% 4/30/30		5,550	4,806
7% 9/15/28(c)		2,735	2,699
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(c)		280	255
6% 3/1/27(c)		2,815	2,646
6% 9/1/31(c)		5,355	4,668
7.5% 10/1/25(c)		5,035	5,021
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31		6,345	5,683
Teine Energy Ltd. 6.875% 4/15/29 (c)		4,420	4,055
Tennessee Gas Pipeline Co. 7.625% 4/1/37		2,585	2,751
Unit Corp. 0% 12/1/29 (b)		1,660	0
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(c)		3,525	2,966
4.125% 8/15/31(c)		3,525	2,893
6.25% 1/15/30(c)		11,160	10,645
			435,828
TOTAL ENERGY			507,242

FINANCIALS - 5.2%
Banks - 1.4%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (e)	EUR	5,810	5,672
Banco Bilbao Vizcaya Argentaria SA 5.75% 9/15/33 (Reg. S) (e)	EUR	3,500	3,667
Banco de Sabadell SA 2.625% 3/24/26 (Reg. S) (e)	EUR	6,900	7,010
Banco Santander SA 5.75% 8/23/33 (Reg. S) (e)	EUR	21,900	22,946
Bank of Ireland Group PLC 6.75% 3/1/33 (Reg. S) (e)	EUR	3,700	4,012
Banque Federative du Credit Mutuel SA 4.375% 5/2/30 (Reg. S)	EUR	24,200	25,150
Barclays PLC 5.262% 1/29/34 (Reg. S) (e)	EUR	17,448	18,158
CaixaBank SA 6.25% 2/23/33 (Reg. S) (e)	EUR	20,000	21,183
Commerzbank AG:
6.5% 12/6/32 (Reg. S)(e)	EUR	2,700	2,820
6.75% 10/5/33 (Reg. S)(e)	EUR	12,400	12,947
HSBC Holdings PLC Eur Swap Annual 5Y Index + 3.300% 6.364% 11/16/32 (Reg. S) (e)(f)	EUR	10,572	11,415
Intesa Sanpaolo SpA 6.184% 2/20/34 (Reg. S) (e)	EUR	20,435	21,177
NatWest Group PLC 5.763% 2/28/34 (Reg. S) (e)	EUR	17,280	17,991
UniCredit SpA 2.731% 1/15/32 (Reg. S) (e)	EUR	1,676	1,558
			175,706
Capital Markets - 0.6%
AssuredPartners, Inc.:
5.625% 1/15/29(c)		3,905	3,381
7% 8/15/25(c)		2,930	2,895
Broadstreet Partners, Inc. 5.875% 4/15/29 (c)		7,265	6,410
Coinbase Global, Inc.:
3.375% 10/1/28(c)		13,780	9,926
3.625% 10/1/31(c)		8,370	5,554
Deutsche Bank AG 4% 6/24/32 (Reg. S) (e)	EUR	31,200	29,401
Hightower Holding LLC 6.75% 4/15/29 (c)		2,870	2,465
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (c)		3,985	3,424
MSCI, Inc. 4% 11/15/29 (c)		1,920	1,686
UBS Group AG 4.75% 3/17/32 (Reg. S) (e)	EUR	14,013	14,433
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (c)		4,205	3,691
			83,266
Consumer Finance - 1.4%
Ally Financial, Inc.:
8% 11/1/31		16,761	16,909
8% 11/1/31		51,348	51,843
Ford Motor Credit Co. LLC:
3.375% 11/13/25		11,600	10,763
4% 11/13/30		25,360	21,181
5.113% 5/3/29		6,160	5,638
6.95% 6/10/26		5,570	5,563
7.35% 11/4/27		11,295	11,517
OneMain Finance Corp.:
4% 9/15/30		3,340	2,506
5.375% 11/15/29		5,560	4,657
6.625% 1/15/28		4,415	4,074
6.875% 3/15/25		8,300	8,234
7.125% 3/15/26		32,900	32,236
			175,121
Financial Services - 0.6%
Altus Midstream LP 5.875% 6/15/30 (c)		4,180	3,919
Block, Inc. 3.5% 6/1/31		5,745	4,513
Compass Group Diversified Holdings LLC 5% 1/15/32 (c)		2,765	2,254
CRH SMW Finance DAC 4.25% 7/11/35 (Reg. S)	EUR	13,057	13,284
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		6,375	5,098
5.25% 5/15/27		18,665	16,379
6.25% 5/15/26		9,630	8,951
6.375% 12/15/25		5,065	4,818
James Hardie International Finance Ltd. 5% 1/15/28 (c)		5,270	4,917
MGIC Investment Corp. 5.25% 8/15/28		4,725	4,400
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (c)		2,265	2,136
			70,669
Insurance - 1.2%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29(c)		4,230	3,555
7% 11/15/25(c)		20,290	19,708
10.125% 8/1/26(c)		7,630	7,823
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(c)		6,740	6,035
5.875% 11/1/29(c)		4,180	3,620
6.75% 10/15/27(c)		15,585	14,494
6.75% 4/15/28(c)		12,335	11,904
AmWINS Group, Inc. 4.875% 6/30/29 (c)		4,105	3,597
ASR Nederland NV 7% 12/7/43 (Reg. S) (e)	EUR	27,852	30,180
HUB International Ltd.:
5.625% 12/1/29(c)		11,545	10,053
7% 5/1/26(c)		6,980	6,965
7.25% 6/15/30(c)		13,930	13,905
MAPFRE SA 2.875% 4/13/30 (Reg. S)	EUR	6,700	6,025
National Financial Partners Corp. 8.5% 10/1/31 (c)		2,735	2,739
NN Group NV 6% 11/3/43 (Reg. S) (e)	EUR	11,341	11,618
Sampo Oyj 2.5% 9/3/52 (Reg. S) (e)	EUR	2,579	2,084
			154,305
TOTAL FINANCIALS			659,067

HEALTH CARE - 2.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/28 (c)		2,795	2,394

Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. 3.875% 11/1/29 (c)		2,790	2,385
Bausch & Lomb Escrow Corp. 8.375% 10/1/28 (c)		5,470	5,486
Hologic, Inc. 4.625% 2/1/28 (c)		2,505	2,305
			10,176
Health Care Providers & Services - 1.5%
180 Medical, Inc. 3.875% 10/15/29 (c)		2,995	2,531
Cano Health, Inc. 6.25% 10/1/28 (c)		1,865	826
Centene Corp. 4.625% 12/15/29		23,795	21,430
Community Health Systems, Inc.:
4.75% 2/15/31(c)		11,430	8,089
5.25% 5/15/30(c)		8,305	6,313
5.625% 3/15/27(c)		4,015	3,444
6% 1/15/29(c)		4,940	3,989
6.125% 4/1/30(c)		10,425	5,304
8% 3/15/26(c)		37,390	35,635
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(c)		2,075	1,577
4.625% 6/1/30(c)		15,850	13,015
HealthEquity, Inc. 4.5% 10/1/29 (c)		2,950	2,541
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (c)		3,250	2,332
Molina Healthcare, Inc.:
3.875% 11/15/30(c)		6,345	5,251
3.875% 5/15/32(c)		5,560	4,459
4.375% 6/15/28(c)		4,690	4,202
RP Escrow Issuer LLC 5.25% 12/15/25 (c)		6,200	4,497
Tenet Healthcare Corp.:
4.875% 1/1/26		18,260	17,494
5.125% 11/1/27		10,955	10,195
6.125% 10/1/28		6,535	6,135
6.125% 6/15/30		11,235	10,536
6.25% 2/1/27		20,050	19,400
			189,195
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (c)		5,660	5,335

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.:
4% 3/15/31(c)		6,035	5,107
4.25% 5/1/28(c)		2,045	1,834
			6,941
Pharmaceuticals - 0.3%
Bayer AG:
5.375% 3/25/82 (Reg. S)(e)	EUR	5,000	4,844
7% 9/25/83 (Reg. S)(e)	EUR	10,100	10,562
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(c)		10,200	8,863
5.125% 4/30/31(c)		8,890	7,124
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		2,775	2,537
5.125% 5/9/29		2,775	2,509
7.875% 9/15/29		2,805	2,841
			39,280
TOTAL HEALTH CARE			253,321

INDUSTRIALS - 4.6%
Aerospace & Defense - 1.3%
Bombardier, Inc.:
6% 2/15/28(c)		2,815	2,554
7.125% 6/15/26(c)		5,695	5,517
7.875% 4/15/27(c)		13,015	12,697
BWX Technologies, Inc. 4.125% 6/30/28 (c)		6,400	5,658
Moog, Inc. 4.25% 12/15/27 (c)		2,025	1,828
Rolls-Royce PLC 5.75% 10/15/27 (c)		6,560	6,331
TransDigm, Inc.:
4.625% 1/15/29		9,290	8,114
5.5% 11/15/27		68,140	63,881
6.25% 3/15/26(c)		11,120	10,926
6.75% 8/15/28(c)		12,760	12,562
6.875% 12/15/30(c)		21,975	21,547
7.5% 3/15/27		11,028	11,048
Triumph Group, Inc. 9% 3/15/28 (c)		4,210	4,163
			166,826
Air Freight & Logistics - 0.1%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (c)		3,960	3,534
Forward Air Corp. 9.5% 10/15/31 (c)		2,215	2,213
Rand Parent LLC 8.5% 2/15/30 (c)		6,985	6,462
			12,209
Building Products - 0.1%
Advanced Drain Systems, Inc.:
5% 9/30/27(c)		1,400	1,308
6.375% 6/15/30(c)		2,780	2,670
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (c)		1,865	1,541
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29		4,830	4,190
			9,709
Commercial Services & Supplies - 1.1%
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(c)		5,414	4,512
4.625% 6/1/28(c)		3,736	3,102
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (c)		20,835	20,867
Clean Harbors, Inc. 6.375% 2/1/31 (c)		2,350	2,285
CoreCivic, Inc. 8.25% 4/15/26		14,975	15,193
Covanta Holding Corp.:
4.875% 12/1/29(c)		9,642	7,910
5% 9/1/30		8,005	6,388
GFL Environmental, Inc.:
4% 8/1/28(c)		4,200	3,670
4.75% 6/15/29(c)		5,705	5,071
Madison IAQ LLC:
4.125% 6/30/28(c)		5,345	4,613
5.875% 6/30/29(c)		4,265	3,434
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (c)		22,560	20,424
OpenLane, Inc. 5.125% 6/1/25 (c)		6,210	6,008
The Brink's Co. 4.625% 10/15/27 (c)		7,200	6,570
The GEO Group, Inc.:
9.5% 12/31/28(c)		5,755	5,632
10.5% 6/30/28		16,764	16,808
Williams Scotsman, Inc. 7.375% 10/1/31 (c)		2,735	2,720
			135,207
Construction & Engineering - 0.4%
AECOM 5.125% 3/15/27		7,490	7,094
Arcosa, Inc. 4.375% 4/15/29 (c)		4,130	3,604
Bouygues SA 5.375% 6/30/42 (Reg. S)	EUR	18,400	20,253
Pike Corp. 5.5% 9/1/28 (c)		14,255	12,471
SRS Distribution, Inc.:
4.625% 7/1/28(c)		5,520	4,769
6.125% 7/1/29(c)		2,315	1,972
			50,163
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (c)		5,910	5,089

Ground Transportation - 0.7%
Uber Technologies, Inc.:
4.5% 8/15/29(c)		12,675	11,330
6.25% 1/15/28(c)		5,520	5,398
7.5% 9/15/27(c)		31,625	31,888
8% 11/1/26(c)		29,170	29,513
XPO, Inc.:
6.25% 5/1/25(c)		5,220	5,119
6.25% 6/1/28(c)		2,790	2,699
			85,947
Industrial Conglomerates - 0.0%
Honeywell International, Inc. 4.125% 11/2/34	EUR	4,282	4,441

Machinery - 0.1%
ATS Corp. 4.125% 12/15/28 (c)		4,630	4,092
Chart Industries, Inc. 7.5% 1/1/30 (c)		7,420	7,461
			11,553
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (c)		4,240	3,402

Passenger Airlines - 0.6%
Air Canada 3.875% 8/15/26 (c)		4,230	3,839
Allegiant Travel Co. 7.25% 8/15/27 (c)		4,365	4,109
American Airlines, Inc.:
7.25% 2/15/28(c)		9,260	8,854
11.75% 7/15/25(c)		6,145	6,606
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.75% 4/20/29 (c)		11,155	10,375
Mileage Plus Holdings LLC 6.5% 6/20/27 (c)		15,495	15,352
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25(c)		1,420	1,419
8% 9/20/25(c)		4,670	4,668
United Airlines, Inc.:
4.375% 4/15/26(c)		14,560	13,465
4.625% 4/15/29(c)		8,725	7,499
			76,186
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (c)		5,670	5,058
Booz Allen Hamilton, Inc.:
3.875% 9/1/28(c)		6,270	5,617
4% 7/1/29(c)		2,820	2,487
TriNet Group, Inc. 3.5% 3/1/29 (c)		4,545	3,828
			16,990
Trading Companies & Distributors - 0.1%
Foundation Building Materials, Inc. 6% 3/1/29 (c)		3,110	2,588
H&E Equipment Services, Inc. 3.875% 12/15/28 (c)		10,040	8,573
			11,161
TOTAL INDUSTRIALS			588,883

INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. 5% 12/15/29 (c)		4,370	3,789
TTM Technologies, Inc. 4% 3/1/29 (c)		4,540	3,765
			7,554
IT Services - 0.3%
Acuris Finance U.S. 5% 5/1/28 (c)		4,315	3,549
CA Magnum Holdings 5.375% 10/31/26 (c)		2,230	1,968
Camelot Finance SA 4.5% 11/1/26 (c)		6,365	5,889
Gartner, Inc.:
3.625% 6/15/29(c)		4,040	3,456
3.75% 10/1/30(c)		6,920	5,807
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(c)		6,060	5,099
5.25% 12/1/27(c)		5,665	5,344
NCR Atleos Escrow Corp. 9.5% 4/1/29 (c)		4,090	3,956
Rackspace Hosting, Inc. 5.375% 12/1/28 (c)		3,845	1,289
Unisys Corp. 6.875% 11/1/27 (c)		3,685	2,759
			39,116
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp. 3.875% 9/1/28 (c)		6,765	5,990
Synaptics, Inc. 4% 6/15/29 (c)		3,500	2,888
			8,878
Software - 0.9%
Clarivate Science Holdings Corp.:
3.875% 7/1/28(c)		5,025	4,350
4.875% 7/1/29(c)		4,755	4,053
Cloud Software Group, Inc.:
6.5% 3/31/29(c)		27,925	24,695
9% 9/30/29(c)		4,210	3,658
Elastic NV 4.125% 7/15/29 (c)		11,340	9,658
Fair Isaac Corp. 4% 6/15/28 (c)		6,420	5,740
Gen Digital, Inc. 5% 4/15/25 (c)		6,360	6,213
ION Trading Technologies Ltd. 5.75% 5/15/28 (c)		5,780	5,040
MicroStrategy, Inc. 6.125% 6/15/28 (c)		9,960	8,846
NCR Corp.:
5% 10/1/28(c)		3,385	3,030
5.25% 10/1/30(c)		13,370	11,522
6.125% 9/1/29(c)		5,480	5,620
Open Text Corp. 6.9% 12/1/27 (c)		5,000	5,011
Open Text Holdings, Inc.:
4.125% 2/15/30(c)		3,220	2,694
4.125% 12/1/31(c)		2,490	1,987
PTC, Inc.:
3.625% 2/15/25(c)		3,755	3,609
4% 2/15/28(c)		3,715	3,330
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (c)		4,180	3,492
			112,548
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
8.25% 12/15/29(c)		9,200	9,448
8.5% 7/15/31(c)		5,975	6,129
			15,577
TOTAL INFORMATION TECHNOLOGY			183,673

MATERIALS - 2.6%
Chemicals - 0.9%
Air Products & Chemicals, Inc. 4% 3/3/35	EUR	8,899	9,133
BASF AG 4.25% 3/8/32 (Reg. S)	EUR	16,900	17,855
Ingevity Corp. 3.875% 11/1/28 (c)		6,715	5,537
LSB Industries, Inc. 6.25% 10/15/28 (c)		9,723	8,809
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(c)		7,070	5,764
7.125% 10/1/27(c)		3,445	3,186
9.75% 11/15/28(c)		10,555	10,532
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (c)		3,770	3,326
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (c)		6,435	5,880
The Chemours Co. LLC:
4.625% 11/15/29(c)		1,680	1,351
5.375% 5/15/27		18,470	17,035
5.75% 11/15/28(c)		10,635	9,230
The Scotts Miracle-Gro Co. 4% 4/1/31		5,930	4,531
W.R. Grace Holding LLC:
5.625% 8/15/29(c)		13,095	10,591
7.375% 3/1/31(c)		2,810	2,724
			115,484
Construction Materials - 0.0%
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (c)		6,525	5,925

Containers & Packaging - 0.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(c)		3,025	2,522
4% 9/1/29(c)		6,050	4,735
6% 6/15/27(c)		2,785	2,680
BWAY Holding Co. 7.875% 8/15/26 (c)		5,635	5,436
Cascades, Inc.:
5.125% 1/15/26(c)		3,310	3,169
5.375% 1/15/28(c)		3,310	3,057
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(c)		3,315	3,082
8.75% 4/15/30(c)		19,065	16,351
Crown Cork & Seal, Inc.:
7.375% 12/15/26		16,535	16,783
7.5% 12/15/96		7,695	8,868
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)		3,720	3,116
Graphic Packaging International, Inc. 3.75% 2/1/30 (c)		3,585	2,997
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (c)		2,570	2,246
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (c)		2,815	2,726
Trident Holdings, Inc. 12.75% 12/31/28 (c)		2,765	2,889
			80,657
Metals & Mining - 1.0%
Alcoa Nederland Holding BV:
4.125% 3/31/29(c)		7,735	6,844
6.125% 5/15/28(c)		2,110	2,032
Algoma Steel SCA 0% 12/31/23 (b)		1,518	0
Arsenal AIC Parent LLC 8% 10/1/30 (c)		3,285	3,269
ATI, Inc.:
4.875% 10/1/29		2,795	2,459
5.125% 10/1/31		2,480	2,146
7.25% 8/15/30		2,745	2,724
Cleveland-Cliffs, Inc.:
4.625% 3/1/29(c)		4,615	4,020
4.875% 3/1/31(c)		4,615	3,930
6.75% 4/15/30(c)		9,035	8,444
Compass Minerals International, Inc. 6.75% 12/1/27 (c)		9,315	8,825
Eldorado Gold Corp. 6.25% 9/1/29 (c)		4,225	3,644
ERO Copper Corp. 6.5% 2/15/30 (c)		4,180	3,608
First Quantum Minerals Ltd.:
6.875% 3/1/26(c)		14,330	13,828
7.5% 4/1/25(c)		9,535	9,498
8.625% 6/1/31(c)		7,190	7,155
FMG Resources Pty Ltd.:
4.375% 4/1/31(c)		4,420	3,637
4.5% 9/15/27(c)		5,450	4,932
HudBay Minerals, Inc. 4.5% 4/1/26 (c)		3,600	3,368
Kaiser Aluminum Corp. 4.625% 3/1/28 (c)		6,615	5,776
Mineral Resources Ltd.:
8% 11/1/27(c)		2,785	2,733
8.125% 5/1/27(c)		11,025	10,876
8.5% 5/1/30(c)		2,065	2,026
9.25% 10/1/28(c)		4,830	4,878
Murray Energy Corp.:
11.25%(b)(c)(d)		5,925	0
12% pay-in-kind(b)(c)(d)(e)		6,364	0
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (c)		2,015	1,733
			122,385
Paper & Forest Products - 0.1%
LABL, Inc. 5.875% 11/1/28 (c)		6,750	6,060

TOTAL MATERIALS			330,511

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (c)		4,190	3,444
Iron Mountain, Inc.:
4.875% 9/15/29(c)		14,590	12,787
5% 7/15/28(c)		6,370	5,794
5.25% 7/15/30(c)		5,915	5,168
5.625% 7/15/32(c)		5,915	5,106
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		6,700	4,185
4.625% 8/1/29		10,950	7,755
5% 10/15/27		21,010	16,279
Prologis International Funding II SA:
3.125% 6/1/31 (Reg. S)	EUR	22,000	20,541
4.625% 2/21/35 (Reg. S)	EUR	8,863	8,841
SBA Communications Corp. 3.875% 2/15/27		9,720	8,906
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(c)		9,350	7,635
6.5% 2/15/29(c)		10,845	7,101
10.5% 2/15/28(c)		11,245	11,014
Uniti Group, Inc. 6% 1/15/30 (c)		3,550	2,254
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29(c)		6,695	5,785
4.25% 12/1/26(c)		12,650	11,787
4.625% 12/1/29(c)		7,220	6,405
			150,787
Real Estate Management & Development - 0.2%
Greystar Real Estate Partners 7.75% 9/1/30 (c)		2,435	2,405
SELP Finance SARL 3.75% 8/10/27 (Reg. S)	EUR	10,184	10,256
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30(c)		6,480	5,662
5.875% 6/15/27(c)		5,610	5,333
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)		3,045	2,643
			26,299
TOTAL REAL ESTATE			177,086

UTILITIES - 2.0%
Electric Utilities - 1.2%
Clearway Energy Operating LLC:
3.75% 1/15/32(c)		2,795	2,173
4.75% 3/15/28(c)		4,055	3,627
Electricite de France SA 4.625% 1/25/43 (Reg. S)	EUR	13,200	12,761
Energias de Portugal SA:
1.875% 3/14/82 (Reg. S)(e)	EUR	5,600	4,529
5.943% 4/23/83 (Reg. S)(e)	EUR	900	942
NRG Energy, Inc.:
3.375% 2/15/29(c)		3,080	2,493
3.625% 2/15/31(c)		6,110	4,635
3.875% 2/15/32(c)		6,475	4,862
5.75% 1/15/28		19,350	18,142
ORSTED A/S 5.25% 12/8/22 (Reg. S) (e)	EUR	5,900	6,004
Pacific Gas & Electric Co.:
3.75% 8/15/42		6,290	4,035
3.95% 12/1/47		7,933	5,079
4% 12/1/46		11,420	7,238
4.25% 3/15/46		1,475	975
4.3% 3/15/45		3,690	2,497
PG&E Corp.:
5% 7/1/28		13,615	12,332
5.25% 7/1/30		5,150	4,476
Vistra Operations Co. LLC:
4.375% 5/1/29(c)		11,110	9,552
5% 7/31/27(c)		13,800	12,688
5.5% 9/1/26(c)		9,975	9,512
5.625% 2/15/27(c)		17,455	16,552
7.75% 10/15/31(c)		5,470	5,388
			150,492
Gas Utilities - 0.2%
Southern Natural Gas Co. LLC:
7.35% 2/15/31		14,890	15,321
8% 3/1/32		9,400	10,325
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (c)		5,750	4,800
			30,446
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)		3,735	3,223
RWE AG:
2.75% 5/24/30 (Reg. S)	EUR	7,651	7,349
4.125% 2/13/35 (Reg. S)	EUR	9,787	9,834
			20,406
Multi-Utilities - 0.1%
National Grid PLC 4.275% 1/16/35 (Reg. S)	EUR	13,049	13,104

Water Utilities - 0.3%
Suez SACA 2.375% 5/24/30 (Reg. S)	EUR	16,800	15,716
Thames Water Utility Finance PLC:
1.25% 1/31/32 (Reg. S)	EUR	13,545	10,065
4.375% 1/18/31 (Reg. S)	EUR	14,486	13,528
			39,309
TOTAL UTILITIES			253,757

TOTAL NONCONVERTIBLE BONDS			4,101,941
TOTAL CORPORATE BONDS (Cost $4,488,681)			4,119,997

U.S. Government and Government Agency Obligations - 24.7%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.2%
Fannie Mae 0.625% 4/22/25	2,128	1,980
Freddie Mac 4% 11/25/24	21,100	20,727
Tennessee Valley Authority:
5.25% 9/15/39	2,106	2,060
5.375% 4/1/56	3,503	3,453
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		28,220
U.S. Treasury Obligations - 24.4%
U.S. Treasury Bills, yield at date of purchase 5.35% 10/26/23 (i)	3,260	3,249
U.S. Treasury Bonds:
2% 8/15/51	148,344	85,599
2.25% 2/15/52	115,400	70,818
2.5% 2/15/45	216,056	146,716
3% 5/15/45	20,100	14,927
3% 2/15/49	128,820	94,164
3.625% 2/15/53	136,346	112,762
3.625% 5/15/53	51,340	42,508
4.125% 8/15/53	18,360	16,667
4.375% 8/15/43	24,610	22,960
4.75% 2/15/37	74,200	75,487
5.25% 2/15/29	5,406	5,554
6.125% 8/15/29	3,663	3,938
U.S. Treasury Notes:
0.25% 5/15/24	470	455
0.25% 7/31/25	13,016	11,918
0.25% 9/30/25	26,037	23,694
0.25% 10/31/25	17,600	15,959
0.375% 4/30/25	82,771	76,735
0.375% 12/31/25	167,057	151,023
0.375% 1/31/26	13,900	12,513
0.625% 7/31/26	24,000	21,361
0.75% 3/31/26	46,052	41,645
0.75% 8/31/26	177,019	157,637
1% 7/31/28	49,141	41,453
1.125% 10/31/26	17,300	15,501
1.125% 8/31/28	339,517	287,527
1.25% 12/31/26	33,922	30,387
1.25% 9/30/28	38,280	32,534
1.375% 10/31/28	8,911	7,603
1.5% 2/29/24	286,900	282,283
1.5% 10/31/24	480	460
1.5% 1/31/27	40,989	36,906
1.5% 11/30/28	6,930	5,938
1.625% 9/30/26	3,093	2,823
1.75% 1/31/29	41,434	35,811
1.875% 2/28/27	242,560	220,768
2.125% 7/31/24	41,318	40,191
2.125% 5/15/25	12,033	11,461
2.25% 4/30/24	64,184	63,011
2.25% 3/31/26	34,717	32,580
2.375% 3/31/29	7,500	6,677
2.5% 2/28/26	38,997	36,873
2.5% 3/31/27	7,200	6,688
2.625% 5/31/27	90	84
2.625% 7/31/29	25,965	23,296
2.75% 2/15/24	44,924	44,475
2.75% 6/30/25	197	189
2.75% 7/31/27	9,450	8,803
2.75% 5/31/29	18,541	16,797
2.75% 8/15/32	66,322	57,431
2.875% 5/15/32	30,472	26,748
3.125% 11/15/28	28,930	26,938
3.375% 5/15/33	7,260	6,584
3.5% 1/31/28	20,540	19,602
3.5% 2/15/33	49,310	45,242
3.625% 5/15/26	35,540	34,448
3.625% 3/31/28	34,500	33,074
3.625% 3/31/30	21,930	20,685
3.75% 5/31/30	12,660	12,019
3.875% 4/30/25	10,520	10,306
3.875% 11/30/27	14,110	13,678
3.875% 12/31/27	51,100	49,534
3.875% 8/15/33	5,074	4,794
4% 2/15/26	49,100	48,062
4% 10/31/29	19,300	18,634
4% 7/31/30	26,200	25,238
4.125% 10/31/27	8,800	8,613
4.125% 7/31/28	15,000	14,677
4.125% 8/31/30	39,310	38,155
4.125% 11/15/32	27,677	26,693
4.25% 12/31/24	36,380	35,890
4.625% 2/28/25	3,300	3,270
4.625% 3/15/26	20,460	20,318
TOTAL U.S. TREASURY OBLIGATIONS		3,100,041
Other Government Related - 0.1%
Private Export Funding Corp. Secured 1.75% 11/15/24	11,520	10,990
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,581,014)		3,139,251

U.S. Government Agency - Mortgage Securities - 3.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 1.6%
1.5% 11/1/40 to 11/1/41 (j)	39,220	30,420
2% 2/1/28 to 12/1/41	49,789	41,338
2.5% 1/1/28 to 12/1/51	42,593	36,485
3% 2/1/31 to 2/1/52 (i)(k)	24,865	22,319
3.5% 9/1/33 to 3/1/52	3,665	3,390
4.5% 9/1/42	1,530	1,433
5% 5/1/52 to 12/1/52	15,540	14,784
5.5% 5/1/53 to 8/1/53	22,604	21,973
6% 6/1/53	7,912	7,879
6.5% 8/1/53	18,600	18,712
TOTAL FANNIE MAE		198,733
Freddie Mac - 1.4%
1.5% 12/1/40 to 4/1/41	10,869	8,461
2% 6/1/35 to 7/1/41	38,023	31,997
2.5% 1/1/28 to 2/1/42	64,728	54,943
3% 12/1/30 to 9/1/34	4,094	3,756
3.5% 5/1/51 to 3/1/52 (i)(k)	39,691	34,378
4.5% 10/1/42 to 12/1/42	1,342	1,255
5% 5/1/52 to 12/1/52 (i)(k)	12,470	11,862
5.5% 9/1/52 to 8/1/53	28,803	27,989
6.5% 10/1/53	7,693	7,814
TOTAL FREDDIE MAC		182,455
Ginnie Mae - 0.3%
2% 2/20/51	571	453
2% 10/1/53 (l)	4,350	3,440
2% 10/1/53 (l)	7,050	5,575
2% 10/1/53 (l)	1,600	1,265
2% 10/1/53 (l)	19,850	15,698
2% 10/1/53 (l)	13,200	10,439
TOTAL GINNIE MAE		36,870
Uniform Mortgage Backed Securities - 0.2%
2% 10/1/53 (l)	4,850	3,687
2% 10/1/53 (l)	4,850	3,687
3% 10/1/53 (l)	5,500	4,547
6.5% 10/1/53 (l)	9,200	9,244
6.5% 10/1/53 (l)	11,700	11,756
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		32,921
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $482,317)		450,979

Collateralized Mortgage Obligations - 1.0%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 1.0%
Fannie Mae:
planned amortization class Series 2022-2 Class TH, 2.5% 2/25/52	1,281	1,107
sequential payer:
Series 2020-101 Class BA, 1.5% 9/25/45	3,288	2,694
Series 2020-49 Class JA, 2% 8/25/44	1,200	1,057
Series 2021-68 Class A, 2% 7/25/49	2,396	1,867
Series 2021-85 Class L, 2.5% 8/25/48	1,309	1,101
Series 2021-96 Class HA, 2.5% 2/25/50	2,149	1,821
Series 2022-1 Class KA, 3% 5/25/48	2,170	1,891
Series 2022-13 Class MA, 3% 5/25/44	9,338	8,522
Series 2022-3 Class N, 2% 10/25/47	17,565	14,403
Series 2022-4 Class B, 2.5% 5/25/49	1,571	1,315
Series 2022-49 Class TE, 4.5% 12/25/48	16,461	15,592
Series 2022-65 Class GA, 5% 4/25/46	16,517	15,734
Series 2022-7 Class A, 3% 5/25/48	3,090	2,694
Series 2020-45 Class JL, 3% 7/25/40	332	291
Series 2021-59 Class H, 2% 6/25/48	1,355	1,076
Series 2021-66:
Class DA, 2% 1/25/48	1,463	1,167
Class DM, 2% 1/25/48	1,555	1,240
Freddie Mac:
sequential payer:
Series 2020-5018:
Class LC, 3% 10/25/40	2,226	1,936
Class LY, 3% 10/25/40	1,687	1,469
Series 2021-5175 Class CB, 2.5% 4/25/50	7,686	6,343
Series 2021-5180 Class KA, 2.5% 10/25/47	1,551	1,325
Series 2022-5189 Class DA, 2.5% 5/25/49	1,626	1,355
Series 2022-5190 Class BA, 2.5% 11/25/47	1,586	1,343
Series 2022-5191 Class CA, 2.5% 4/25/50	1,834	1,517
Series 2022-5197 Class DA, 2.5% 11/25/47	1,205	1,021
Series 2022-5198 Class BA, 2.5% 11/25/47	5,934	5,094
Series 2022-5202 Class LB, 2.5% 10/25/47	1,286	1,087
Series 2020-5041 Class LB, 3% 11/25/40	3,782	3,291
Series 2021-5083 Class VA, 1% 8/15/38	18,757	17,291
Series 2021-5176 Class AG, 2% 1/25/47	5,848	4,776
Series 2021-5182 Class A, 2.5% 10/25/48	10,048	8,431
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2021-5159 Class GC, 2% 11/25/47	1,245	1,036

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $136,122)		130,887

Commercial Mortgage Securities - 0.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	11,961	11,594
Series 2015-K049 Class A2, 3.01% 7/25/25	339	325
Series 2015-K050 Class A2, 3.334% 8/25/25 (e)	13,656	13,147
Series 2015-K051 Class A2, 3.308% 9/25/25	536	515
Series 2016-K052 Class A2, 3.151% 11/25/25	15,387	14,739
Series 2017-K729 Class A2, 3.136% 10/25/24	8,410	8,198
Series 2021-K136 Class A2, 2.127% 11/25/31	2,200	1,750
Series 2022-150 Class A2, 3.71% 9/25/32	2,600	2,312
Series 2023-158 Class A2, 4.05% 7/25/33	6,350	5,766
Series 2017-K727 Class A2, 2.946% 7/25/24	15,398	15,089
Series 2022 K748 Class A2, 2.26% 1/25/29	5,100	4,420
Series K063 Class A2, 3.43% 1/25/27	5,400	5,110
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	21,771	21,008
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $106,200)		103,973

Foreign Government and Government Agency Obligations - 3.2%
		Principal Amount (a) (000s)	Value ($) (000s)
Australian Commonwealth:
1.75% 11/21/32 (Reg. S)	AUD	15,000	7,693
1.75% 6/21/51 (Reg. S)	AUD	81,080	27,553
Canadian Government 1.25% 3/1/27	CAD	30,000	19,863
German Federal Republic:
1.7% 8/15/32(Reg. S)	EUR	244,128	236,692
1.8% 8/15/53(Reg. S)	EUR	25,000	20,142
2.2% 12/12/24(Reg. S)	EUR	38,550	40,150
2.3% 2/15/33(Reg. S)	EUR	51,680	52,441
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $436,222)			404,534

Common Stocks - 4.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.3%
Entertainment - 0.0%
Netflix, Inc. (m)	10,900	4,116
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (m)	108,900	14,251
Meta Platforms, Inc. Class A (m)	72,400	21,735
		35,986
Media - 0.0%
iHeartMedia, Inc. (m)	26	0
Nexstar Broadcasting Group, Inc. Class A	23,627	3,387
		3,387
TOTAL COMMUNICATION SERVICES		43,489
CONSUMER DISCRETIONARY - 0.5%
Automobile Components - 0.0%
Exide Technologies (b)(m)	7,093	0
Exide Technologies (b)(m)	418,807	0
Exide Technologies (b)(m)	280	0
UC Holdings, Inc. (b)(m)	560,355	964
		964
Broadline Retail - 0.0%
Amazon.com, Inc. (m)	41,900	5,326
Hotels, Restaurants & Leisure - 0.2%
Airbnb, Inc. Class A (m)	34,500	4,734
Booking Holdings, Inc. (m)	2,200	6,785
Boyd Gaming Corp.	123,800	7,531
Caesars Entertainment, Inc. (m)	113,400	5,256
Domino's Pizza, Inc.	9,900	3,750
New Cotai LLC/New Cotai Capital Corp. (b)(g)(m)	2,242,893	1,368
Studio City International Holdings Ltd.:
ADR (c)(m)	121,177	610
(NYSE) ADR (m)	133,400	671
		30,705
Household Durables - 0.1%
Tempur Sealy International, Inc.	100,248	4,345
TopBuild Corp. (m)	20,400	5,133
		9,478
Specialty Retail - 0.1%
Dick's Sporting Goods, Inc.	52,100	5,657
Lowe's Companies, Inc.	27,200	5,653
Williams-Sonoma, Inc.	24,000	3,730
		15,040
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy Louis Vuitton SE	4,400	3,321
Tapestry, Inc.	91,100	2,619
		5,940
TOTAL CONSUMER DISCRETIONARY		67,453
CONSUMER STAPLES - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Southeastern Grocers, Inc. (b)(g)(m)	584,047	15,612
Food Products - 0.0%
JBS SA	1,108,000	3,979
TOTAL CONSUMER STAPLES		19,591
ENERGY - 0.6%
Energy Equipment & Services - 0.1%
Diamond Offshore Drilling, Inc. (m)	66,694	979
Forbes Energy Services Ltd. (b)(m)	135,187	0
Halliburton Co.	4,034	163
Superior Energy Services, Inc. Class A (b)(m)	66,115	5,006
		6,148
Oil, Gas & Consumable Fuels - 0.5%
Antero Resources Corp. (m)	127,900	3,246
California Resources Corp.	389,806	21,833
California Resources Corp. warrants 10/27/24 (m)	34,633	738
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (b)(m)	289	0
Series B warrants 10/1/25 (b)(m)	289	0
Cheniere Energy, Inc.	75,400	12,513
Chesapeake Energy Corp.	96,603	8,330
Chesapeake Energy Corp. (g)(m)	15,902	1,371
Civitas Resources, Inc.	36,312	2,937
EP Energy Corp. (b)(m)	611,545	1,009
Mesquite Energy, Inc. (b)(m)	185,122	15,802
Unit Corp.	28,630	1,566
		69,345
TOTAL ENERGY		75,493
FINANCIALS - 0.6%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (b)(m)	7,403,098	0
Consumer Finance - 0.1%
OneMain Holdings, Inc.	299,100	11,991
Financial Services - 0.4%
Apollo Global Management, Inc.	110,100	9,883
Carnelian Point Holdings LP warrants (b)(m)	544	2
Fiserv, Inc. (m)	90,000	10,166
Global Payments, Inc.	35,200	4,062
MasterCard, Inc. Class A	27,600	10,927
Visa, Inc. Class A	71,600	16,469
		51,509
Insurance - 0.1%
Arthur J. Gallagher & Co.	36,900	8,411
TOTAL FINANCIALS		71,911
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Humana, Inc.	6,100	2,968
Tenet Healthcare Corp. (m)	36,700	2,418
UnitedHealth Group, Inc.	10,400	5,244
		10,630
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc. (m)	10,500	2,058
IQVIA Holdings, Inc. (m)	36,600	7,201
		9,259
TOTAL HEALTH CARE		19,889
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.0%
TransDigm Group, Inc. (m)	4,900	4,131
Building Products - 0.1%
Builders FirstSource, Inc. (m)	31,700	3,946
Carrier Global Corp.	96,200	5,310
		9,256
Construction & Engineering - 0.1%
Willscot Mobile Mini Holdings (m)	199,300	8,289
Electrical Equipment - 0.2%
AMETEK, Inc.	29,600	4,374
Eaton Corp. PLC	27,000	5,759
nVent Electric PLC	49,100	2,602
Regal Rexnord Corp.	49,200	7,030
Vertiv Holdings Co.	75,000	2,790
		22,555
Machinery - 0.1%
Deere & Co.	6,700	2,528
Parker Hannifin Corp.	12,600	4,908
		7,436
Passenger Airlines - 0.0%
Air Canada (m)	800	11
Delta Air Lines, Inc.	48,600	1,798
		1,809
Professional Services - 0.0%
ASGN, Inc. (m)	27,900	2,279
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (b)(m)	11,553	1,717
Class B (b)(m)	3,850	572
WESCO International, Inc.	35,700	5,134
		7,423
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(g)(m)	403,760	0
Class A2 (b)(g)(m)	403,760	0
Class A3 (b)(g)(m)	403,760	0
Class A4 (b)(g)(m)	403,760	0
Class A5 (b)(g)(m)	403,760	0
Class A6 (b)(g)(m)	403,760	0
Class A7 (b)(g)(m)	403,760	0
Class A8 (b)(g)(m)	403,760	0
Class A9 (b)(g)(m)	403,760	0
		0
TOTAL INDUSTRIALS		63,178
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.0%
Arista Networks, Inc. (m)	34,200	6,290
Electronic Equipment, Instruments & Components - 0.0%
CDW Corp.	24,000	4,842
IT Services - 0.0%
GTT Communications, Inc. (b)	51,638	1,470
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV (depository receipt)	8,500	5,004
Marvell Technology, Inc.	86,600	4,688
Microchip Technology, Inc.	100,000	7,805
NVIDIA Corp.	62,600	27,230
NXP Semiconductors NV	35,800	7,157
ON Semiconductor Corp. (m)	169,691	15,773
SolarEdge Technologies, Inc. (m)	20,600	2,668
		70,325
Software - 0.5%
Adobe, Inc. (m)	18,464	9,415
Dynatrace, Inc. (m)	104,600	4,888
Gen Digital, Inc.	197,900	3,499
Microsoft Corp.	51,100	16,135
Oracle Corp.	73,000	7,732
Palo Alto Networks, Inc. (m)	18,800	4,407
Salesforce, Inc. (m)	24,300	4,928
Splunk, Inc. (m)	36,600	5,353
Synopsys, Inc. (m)	10,600	4,865
		61,222
TOTAL INFORMATION TECHNOLOGY		144,149
MATERIALS - 0.3%
Chemicals - 0.2%
Celanese Corp. Class A	42,600	5,347
Olin Corp.	149,500	7,472
The Chemours Co. LLC	166,279	4,664
Westlake Corp.	42,000	5,236
		22,719
Containers & Packaging - 0.0%
Graphic Packaging Holding Co.	332,500	7,408
Metals & Mining - 0.1%
Algoma Steel Group, Inc.	489,241	3,327
Algoma Steel SCA (b)(m)	151,792	0
Elah Holdings, Inc. (m)	517	26
First Quantum Minerals Ltd.	197,000	4,654
		8,007
TOTAL MATERIALS		38,134
UTILITIES - 0.2%
Electric Utilities - 0.1%
Constellation Energy Corp.	40,200	4,385
PG&E Corp. (m)	606,468	9,782
Portland General Electric Co.	13,962	565
		14,732
Independent Power and Renewable Electricity Producers - 0.1%
PureWest Energy (b)(m)	10,774	20
PureWest Energy rights (b)(m)	6,493	0
Vistra Corp.	173,100	5,743
		5,763
TOTAL UTILITIES		20,495
TOTAL COMMON STOCKS (Cost $481,755)		563,782

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Exide Technologies (b)(m)	624	0
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(g)(m)	193,792,711	2
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,489)		2

Bank Loan Obligations - 2.6%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 10.231% 11/1/24 (e)(f)(n)	4,148	3,706
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8161% 12/12/26 (e)(f)(n)	5,274	5,159
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4161% 12/30/27 (e)(f)(n)	2,677	2,289
Zayo Group Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 3/9/27 (e)(f)(n)	4,347	3,540
		14,694
Media - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4297% 8/24/26 (e)(f)(n)	3,585	1,804
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.6401% 6/24/29 (e)(f)(n)	351	349
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 1/31/29 (e)(f)(n)	3,526	3,479
		5,632
TOTAL COMMUNICATION SERVICES		20,326
CONSUMER DISCRETIONARY - 0.5%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0661% 4/20/30 (e)(f)(n)	1,250	1,246
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8807% 12/17/28 (e)(f)(n)	2,942	2,349
		3,595
Diversified Consumer Services - 0.1%
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0696% 1/15/27 (e)(f)(n)	6,543	6,371
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6639% 3/4/28 (e)(f)(n)	8,243	7,107
		13,478
Hotels, Restaurants & Leisure - 0.1%
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3161% 1/15/30 (e)(f)(n)	1,625	1,623
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3161% 1/27/29 (e)(f)(n)	7,284	7,202
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4336% 4/14/29 (e)(f)(n)	1,081	1,080
		9,905
Leisure Products - 0.0%
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9161% 3/9/30 (e)(f)(n)	1,373	1,364
Specialty Retail - 0.3%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1661% 12/18/27 (e)(f)(n)	22,769	22,187
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.6741% 6/30/27 (e)(f)(n)	517	487
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1661% 2/5/26 (e)(f)(n)	10,953	10,923
		33,597
TOTAL CONSUMER DISCRETIONARY		61,939
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Bengal Debt Merger Sub LLC 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7401% 1/24/29 (e)(f)(n)	1,027	973
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% (b)(d)(e)(n)	1,267	0
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(d)(f)(n)	3,423	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(d)(f)(n)	1,476	0
		0
TOTAL ENERGY		0
FINANCIALS - 0.2%
Capital Markets - 0.0%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9306% 7/25/30 (e)(f)(n)	5,241	5,225
Financial Services - 0.1%
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 9/21/30 (f)(n)(o)	5,450	5,446
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9306% 2/15/27 (e)(f)(n)	8,164	8,038
CME Term SOFR 1 Month Index + 4.250% 9.6806% 2/15/27 (e)(f)(n)	644	641
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9306% 11/5/27 (e)(f)(n)	6,350	6,334
HUB International Ltd. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.250% 9.5835% 6/8/30 (e)(f)(n)	2,100	2,104
CME Term SOFR 3 Month Index + 4.000% 9.3653% 11/10/29 (e)(f)(n)	447	447
		17,564
TOTAL FINANCIALS		28,235
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Mozart Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 10/23/28 (e)(f)(n)	444	442
Health Care Providers & Services - 0.1%
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4901% 10/1/27 (e)(f)(n)	9,628	9,378
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 11/15/28 (e)(f)(n)	3,285	3,259
		12,637
Health Care Technology - 0.1%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5684% 2/15/29 (e)(f)(n)	13,526	13,251
TOTAL HEALTH CARE		26,330
INDUSTRIALS - 0.5%
Building Products - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.9017% 5/17/28 (e)(f)(n)	11,202	9,211
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8911% 2/25/29 (e)(f)(n)	10,458	10,167
		19,378
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4161% 12/20/29 (e)(f)(n)	210	211
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9161% 12/21/28 (e)(f)(n)	2,469	2,463
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4161% 12/21/28 (e)(f)(n)	5,868	5,864
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 12/21/28 (f)(n)(p)	1,124	1,124
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8719% 8/1/30 (e)(f)(n)	2,805	2,729
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.6886% 6/21/28 (e)(f)(n)	1,388	1,363
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3985% 4/11/29 (e)(f)(n)	7,362	6,610
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9306% 12/10/26 (e)(f)(n)	3,292	3,292
		23,656
Construction & Engineering - 0.1%
Breakwater Energy Partners LLC Tranche B 1LN, term loan 11.25% 9/1/26 (b)(e)(n)	9,041	8,747
SRS Distribution, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 6/4/28 (e)(f)(n)	3,033	2,999
		11,746
Machinery - 0.0%
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1741% 3/17/30 (e)(f)(n)	811	811
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.1284% 8/11/28 (e)(f)(n)	4,177	4,176
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0761% 10/20/27 (e)(f)(n)	1,781	1,842
		6,018
TOTAL INDUSTRIALS		61,609
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1806% 3/31/28 (e)(f)(n)	978	959
IT Services - 0.0%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5401% 2/16/28 (e)(f)(n)	603	593
Camelot Finance SA Tranche B, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 10/31/26 (e)(f)(n)	563	562
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4901% 6/30/28 (e)(f)(n)	2,174	1,286
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7401% 8/19/28 (e)(f)(n)	5,339	5,319
		7,760
Software - 0.6%
Boxer Parent Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1806% 10/2/25 (e)(f)(n)	18,711	18,682
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1646% 3/1/29 (e)(f)(n)	8,703	8,488
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5661% 5/3/28 (e)(f)(n)	8,369	8,085
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.4306% 6/2/28 (e)(f)(n)	3,121	2,984
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 8/31/28 (e)(f)(n)	16,731	16,575
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 4/22/28 (e)(f)(n)	3,043	3,005
Ukg, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6184% 5/4/26 (e)(f)(n)	6,619	6,595
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4306% 9/1/25 (e)(f)(n)	2,771	2,393
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6661% 2/28/27 (e)(f)(n)	6,755	6,721
		73,528
TOTAL INFORMATION TECHNOLOGY		82,247
MATERIALS - 0.3%
Chemicals - 0.1%
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7651% 10/4/29 (e)(f)(n)	8,813	8,479
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.4017% 11/9/28 (e)(f)(n)	1,680	1,655
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.4017% 9/22/28 (e)(f)(n)	1,267	1,255
		11,389
Containers & Packaging - 0.2%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.5911% 4/13/29 (e)(f)(n)	22,032	21,708
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.476% 2/9/26 (e)(f)(n)	780	749
		22,457
Metals & Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8792% 8/18/30 (e)(f)(n)	765	763
TOTAL MATERIALS		34,609
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 6/23/25 (e)(f)(n)	16,462	16,451
TOTAL BANK LOAN OBLIGATIONS (Cost $344,101)		332,719

Fixed-Income Funds - 20.5%
	Shares	Value ($) (000s)
Fidelity Emerging Markets Debt Central Fund (q)	258,889,711	1,900,250
Fidelity Floating Rate Central Fund (q)	7,209,043	706,630
TOTAL FIXED-INCOME FUNDS (Cost $3,141,881)		2,606,880

Preferred Securities - 4.4%
		Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Orange SA 5.375% (Reg. S) (e)(r)	EUR	6,100	6,348
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen International Finance NV:
4.375% (Reg. S) (e)(r)	EUR	20,600	17,652
7.875% (Reg. S) (e)(r)	EUR	2,800	2,999
			20,651
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 9.6542% (e)(f)(r)		45,897	42,904
6.625% (e)(r)		17,100	13,628
7.125% (e)(r)		4,160	3,587
Summit Midstream Partners LP 3 month U.S. LIBOR + 7.430% 13.101% (d)(e)(f)(r)		1,711	1,283
			61,402
FINANCIALS - 3.6%
Banks - 3.3%
Bank of America Corp.:
5.875% (e)(r)		60,475	54,861
6.25% (e)(r)		18,480	18,181
8.8062% (e)(f)(r)		48,090	48,110
Citigroup, Inc.:
4.7% (e)(r)		8,755	7,881
5% (e)(r)		36,455	34,474
6.3% (e)(r)		4,120	4,005
9.6987% (e)(f)(r)		46,925	46,835
JPMorgan Chase & Co.:
4% (e)(r)		19,100	17,397
4.6% (e)(r)		13,385	12,522
5% (e)(r)		18,675	18,051
6.125% (e)(r)		12,865	12,726
6.75% (e)(r)		6,270	6,269
8.9335% (e)(f)(r)		54,840	55,026
Wells Fargo & Co.:
5.875% (e)(r)		36,775	36,061
5.9% (e)(r)		46,445	45,514
			417,913
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
CME Term SOFR 3 Month Index + 3.130% 8.5009% (e)(f)(r)		29,914	29,776
4.4% (e)(r)		4,530	3,918
4.95% (e)(r)		7,885	7,302
			40,996
Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (c)(r)		24	2
TOTAL FINANCIALS			458,911
UTILITIES - 0.0%
Electric Utilities - 0.0%
Enel SpA 6.625% (Reg. S) (e)(r)	EUR	5,957	6,337
TOTAL PREFERRED SECURITIES (Cost $579,610)			553,649

Money Market Funds - 2.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (s) (Cost $285,793)	285,773,286	285,830

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $14,071,185)	12,692,483
NET OTHER ASSETS (LIABILITIES) - 0.2%	27,820
NET ASSETS - 100.0%	12,720,303

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Uniform Mortgage Backed Securities
2% 10/1/53	(4,850)	(3,687)
2% 11/1/53	(4,850)	(3,692)
2.5% 10/1/53	(6,500)	(5,156)
2.5% 10/1/53	(23,300)	(18,481)
3.5% 10/1/53	(13,850)	(11,909)
5.5% 10/1/53	(13,725)	(13,266)
6.5% 10/1/53	(7,700)	(7,737)
6.5% 10/1/53	(8,500)	(8,541)

TOTAL TBA SALE COMMITMENTS (Proceeds $73,415)		(72,469)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Bond Index Contracts
Eurex Euro-Bund Contracts (Germany)	989	Dec 2023	134,509	(2,336)	(2,336)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,305	Dec 2023	357,147	(4,981)	(4,981)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,815	Dec 2023	570,631	(1,294)	(1,294)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	77	Dec 2023	8,113	(105)	(105)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	136	Dec 2023	15,474	(372)	(372)

TOTAL TREASURY CONTRACTS					(6,752)

TOTAL PURCHASED					(9,088)

Sold

Bond Index Contracts
Eurex Euro-BTP Contracts (Germany)	941	Dec 2023	109,167	4,394	4,394

TOTAL FUTURES CONTRACTS					(4,694)
The notional amount of futures purchased as a percentage of Net Assets is 8.6%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Forward Foreign Currency Contracts
Currency Purchased (000s)		Currency Sold (000s)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($) (000s)

CAD	16	USD	12	Goldman Sachs Bank USA	10/03/23	0
USD	222	EUR	211	Morgan Stanley Cap. Group, Inc	10/05/23	(1)
AUD	4,296	USD	2,791	HSBC Bank	10/20/23	(27)
EUR	3,652	USD	3,899	Canadian Imperial Bk. of Comm.	10/20/23	(35)
EUR	3,249	USD	3,478	Citibank, N. A.	10/20/23	(40)
EUR	4,571	USD	4,812	Morgan Stanley Cap. Group, Inc	10/20/23	24
EUR	4,980	USD	5,281	Royal Bank of Canada	10/20/23	(13)
EUR	4,390	USD	4,662	Royal Bank of Canada	10/20/23	(17)
EUR	2,829	USD	3,018	State Street Bank and Trust Co	10/20/23	(25)
USD	38,567	AUD	59,877	Bank of America, N.A.	10/20/23	44
USD	20,374	CAD	27,566	Bank of America, N.A.	10/20/23	73
USD	10,477	EUR	9,787	BNP Paribas S.A.	10/20/23	122
USD	937,120	EUR	871,384	Bank of America, N.A.	10/20/23	15,184
USD	3,955	EUR	3,704	Citibank, N. A.	10/20/23	36
USD	7,392	EUR	6,926	Morgan Stanley Cap. Group, Inc	10/20/23	65

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						15,390
Unrealized Appreciation						15,548
Unrealized Depreciation						(158)

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Dec 2025	16,080	(13)	0	(13)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2028	18,010	15	0	15
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2030	70,350	173	0	173
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2033	850	3	0	3
TOTAL INTEREST RATE SWAPS							178	0	178

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
USD	-	U.S. dollar

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,769,268,000 or 21.8% of net assets.

(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,500,000 or 0.2% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,728,000.
(j)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $899,000.

(k)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $3,620,000.
(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)	Non-income producing
(n)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(o)	The coupon rate will be determined upon settlement of the loan after period end.
(p)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,124,000 and $1,124,000, respectively.

(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Security is perpetual in nature with no stated maturity date.
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Chesapeake Energy Corp.	2/10/21	151

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	3,974

New Cotai LLC/New Cotai Capital Corp.	9/11/20	11,111

Southeastern Grocers, Inc.	6/01/18	4,108

Tricer Holdco SCA	10/16/09 - 12/30/17	6,909

Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	1,100

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	260,091	2,504,511	2,478,772	11,088	-	-	285,830	0.7%
Fidelity Emerging Markets Debt Central Fund	2,029,576	83,239	163,256	85,569	(28,524)	(20,785)	1,900,250	94.3%
Fidelity Floating Rate Central Fund	1,010,843	48,062	378,732	53,846	(23,010)	49,467	706,630	47.9%
Fidelity Securities Lending Cash Central Fund 5.39%	74,125	909,906	984,031	119	-	-	-	0.0%
Total	3,374,635	3,545,718	4,004,791	150,622	(51,534)	28,682	2,892,710

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Corporate Bonds, U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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